Stockholders' Equity (Equity Incentive Plan) (Details) - USD ($)					1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 04, 2018	Mar. 12, 2018	Mar. 09, 2018	Sep. 13, 2016	Feb. 27, 2018	Dec. 22, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 21, 2017	Dec. 27, 2018	Feb. 28, 2018	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for issuance									19,929,606
Common share issued	400,000	2,445,557			91,815,517		112,780,386		109,897,526	14,946,712
Total proceeds	$ 200,000	$ 1,100,000						$ 2,781,000	$ 2,781,000
Authorized shares of Common Stock							225,000,000		225,000,000	85,000,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of Common Stock													225,000,000
Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of Common Stock													25,000,000
2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period expiration							10 years		10 years
Additional shares authorized			7,500,000	3,000,000					4,189,056
Authorized shares of Common Stock			16,050,000
2012 Equity Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							3 years		3 years
2012 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							4 years		4 years
Common stock available for issuance				125,000										1,100,000
Black Horse Capital, L.P [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term Loan									$ 18,400,000
Stock issued									32,028,669
Total consideration									$ 3,000,000
Black Horse Capital, L.P [Member] | New Lender Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued									59,786,848
Benz Assets [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Legal fees											$ 300,000
Initial investment							$ 0
Nomis Bay [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term Loan					$ 18,400,000						$ 3,000,000
Percentage owned					70.00%
Claims advances					$ 100,000
Accrued interest and fees					8,500,000
Common stock held					$ 33,573,530
Percentage of outstanding common stock					31.40%
New Lender Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued												59,786,848
Madison [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Legal fees										$ 300,000
Percentage owned					30.00%
New Black Horse Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term Loan					$ 9,900,000
Stock issued					32,028,669
Total consideration					$ 3,000,000
Common stock held					$ 66,870,851
Percentage of outstanding common stock					62.60%
Bridge Loan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total consideration						$ 1,500,000